SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2016
SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH [Abstract]
Schedule Of Short Investment
As of December 31, 2016 and 2015, the Company’s restricted cash and bank deposits are as follows:

	December 31, 2016
	Amount	Maturity date	Annual interest

Restricted cash	$52

	December 31, 2015
	Amount	Maturity date	Annual interest
Restricted cash	$52

Short term bank deposit	498	March 7, 2016	0.70%

	$550